Convertible Preferred Shares and Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 16, 2024	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Shares and Warrants [Line Items]
Warrants exercised into ordinary shares.				324	1,160,016
Warrants expired unexercised (in Dollars per share)	$ 2,313,976
Preferred A Warrants [Member]
Convertible Preferred Shares and Warrants [Line Items]
Exercise price per share (in Dollars per share)			$ 3.87
Aggregate number of warrants			3,880,777
Warrant [Member]
Convertible Preferred Shares and Warrants [Line Items]
Warrants exercised				9,984	1,556,817
Convertible Preferred Stock [Member]
Convertible Preferred Shares and Warrants [Line Items]
Convertible preferred shares outstanding		13,739,186
Preferred A Share [Member]
Convertible Preferred Shares and Warrants [Line Items]
Warrants convertible into preferred shares			3,880,777
Exercise price per share (in Dollars per share)			$ 3.87
Additional warrants granted			7.00%
Preferred A Share [Member] | Preferred A Warrants [Member]
Convertible Preferred Shares and Warrants [Line Items]
Warrants convertible into preferred shares			3,614,960
Exercise price per share (in Dollars per share)			$ 5.04
Ordinary Shares [Member]
Convertible Preferred Shares and Warrants [Line Items]
Preferred shares that can be converted		14,270,797
Carrying value (in Dollars)		$ 53,964
Warrants exercised				68,221	1,612,980
Ordinary Shares [Member] | Warrant [Member]
Convertible Preferred Shares and Warrants [Line Items]
Warrants exercised				324	1,160,016